UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2011

Item 1. Schedule of Investments.

CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

DEPOSITORY RECEIPTS FOR U.S. GOVERNMENT GUARANTEED LOANS - 0.0%	PRINCIPAL AMOUNT	VALUE
Colson Services Corporation Loan Sets:
2.125%, 5/29/12 (c)(h)(r)	$17,457	$17,457
2.00%, 8/10/12 (c)(h)(r)	14,226	14,231

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $31,688)		31,688

VARIABLE RATE DEMAND NOTES - 88.0%
2880 Stevens Creek LLC, 0.60%, 11/1/33, LOC: Bank of the West (r)	3,125,000	3,125,000
Akron Hardware Consultants, Inc., 0.45%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,406,000	1,406,000
Bayfront Regional Development Corp., 0.19%, 11/1/27, LOC: PNC Bank (r)	5,510,000	5,510,000
Bochasanwasi Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.31%, 6/1/22, LOC: Comerica Bank (r)	1,620,000	1,620,000
California Statewide Communities Development Authority MFH Revenue:
0.28%, 11/1/31, LOC: U.S. Bank (r)	1,110,000	1,110,000
0.18%, 3/15/34, CEI: Fannie Mae (r)	2,150,000	2,150,000
0.11%, 10/15/34, CEI: Fannie Mae (r)	2,500,000	2,500,000
CIDC-Hudson House LLC New York Revenue, 0.65%, 12/1/34, LOC: Hudson River Bank, C/LOC: FHLB (r)	365,000	365,000
Colorado State HFA Revenue, 0.10%, 10/15/16, CEI: Fannie Mae (r)	140,000	140,000
District of Columbia HFA MFH Revenue, 0.09%, 11/1/38, CEI: Freddie Mac (r)	200,000	200,000
Florida State Housing Finance Corp. MFH Revenue:
Series B, 0.27%, 10/15/32, CEI: Fannie Mae (r)	2,400,000	2,400,000
Series J-1, 0.10%, 10/30/32, CEI: Fannie Mae (r)	300,000	300,000
Series J-2, 0.27%, 10/15/32, CEI: Fannie Mae (r)	1,230,000	1,230,000
Series N-2, 0.29%, 11/1/32, CEI: Freddie Mac (r)	250,000	250,000
Hawaii State Department of Budget & Finance Revenue, 0.18%, 12/1/21, LOC: Union Bank (r)	3,052,500	3,052,500
HBPWH Building Co., 0.27%, 11/1/22, LOC: Wells Fargo Bank (r)	705,000	705,000
HHH Investment Co., 0.60%, 7/1/29, LOC: Bank of the West (r)	2,010,000	2,010,000
Hills City Iowa Health Facilities Revenue, 0.07%, 8/1/35, LOC: U.S. Bank (r)	5,090,000	5,090,000
Illinois State Toll Highway Authority Revenue, 0.07%, 7/1/30, LOC: Northern Trust Co. (r)	5,900,000	5,900,000
Kaneville Road Joint Venture, Inc., 0.27%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	5,970,000	5,970,000
Legacy Park LLC, 0.39%, 1/1/58, LOC: Fifth Third Bank (r)	2,500,000	2,500,000
Los Angeles California MFH Revenue, 0.33%, 12/15/34, CEI: Fannie Mae (r)	1,275,000	1,275,000
Michigan State Hospital Finance Authority Revenue, 0.10%, 3/1/30, LOC: Comerica Bank (r)	1,100,000	1,100,000
Milpitas California MFH Revenue, 0.15%, 8/15/33, CEI: Fannie Mae (r)	2,200,000	2,200,000
Missouri State Health & Educational Facilities Authority Revenue:
0.13%, 11/1/32, LOC: Bank of America (r)	4,400,000	4,400,000
0.08%, 12/1/35, LOC: Commerce Bank (r)	1,100,000	1,100,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 0.38%, 5/1/25, LOC: FHLB (r)	2,670,000	2,670,000
Ness Family Partners LP, 0.79%, 9/1/34, LOC: Bank of the West (r)	390,000	390,000
Nevada State Housing Division Revenue, 0.10%, 4/15/39, CEI: Fannie Mae (r)	4,500,000	4,500,000
New Hampshire State Business Finance Authority Revenue, 0.07%, 10/1/37, LOC: TD Bank (r)	4,000,000	4,000,000
New York City Housing Development Corp. MFH Rent Revenue:
0.17%, 11/15/31, CEI: Fannie Mae (r)	1,450,000	1,450,000
0.19%, 11/15/35, CEI: Fannie Mae (r)	1,405,000	1,405,000
New York City Housing Development Corp. MFH Revenue:
0.17%, 6/15/34, CEI: Fannie Mae (r)	1,300,000	1,300,000
0.17%, 12/1/35, CEI: Freddie Mac (r)	5,115,000	5,115,000
0.15%, 11/15/37, CEI: Fannie Mae (r)	4,240,000	4,240,000
0.10%, 11/1/38, CEI: Freddie Mac (r)	4,000,000	4,000,000
New York City IDA Revenue, 0.16%, 2/1/35, LOC: M&T Trust Co. (r)	1,670,000	1,670,000
New York State HFA Revenue:
0.11%, 5/15/33, CEI: Fannie Mae (r)	200,000	200,000
0.08%, 5/15/37, CEI: Fannie Mae (r)	3,600,000	3,600,000
New York State MMC Corp. Revenue, 0.65%, 11/1/35, LOC: JPMorgan Chase Bank (r)	3,360,000	3,360,000
Osprey Property Co., LLC, 0.22%, 6/1/27, LOC: Wells Fargo Bank (r)	3,800,000	3,800,000
Peoploungers, Inc., 0.44%, 4/2/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	1,880,000	1,880,000
Portage Indiana Industrial Pollution Control Revenue, 0.30%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Rathbone LLC, 0.33%, 1/1/38, LOC: Comerica Bank (r)	2,515,000	2,515,000
Rhode Island State Student Loan Authority Revenue, 0.18%, 6/1/48, LOC: State Street Bank (r)	5,600,000	5,600,000
San Francisco California City & County Redevelopment Agency Revenue, 0.07%, 6/15/34, CEI: Fannie Mae (r)	2,000,000	2,000,000
Shawnee Kansas Private Activity Revenue, 0.60%, 12/1/12, LOC: JPMorgan Chase Bank (r)	840,000	840,000
Spencer County Indiana Industrial Pollution Control Revenue, 0.30%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,680,000	3,680,000
St. Joseph County Indiana Economic Development Revenue, 1.79%, 6/1/27, LOC: FHLB (r)	175,000	175,000
Utah State Housing Corp. MFH Revenue, 0.15%, 4/1/42, CEI: Freddie Mac (r)	225,000	225,000
Utah State Housing Corp. Single Family Revenue, 0.11%, 7/1/36, CEI: Fannie Mae & Freddie Mac (r)	2,115,000	2,115,000
Washington State MFH Finance Commission Revenue:
0.23%, 6/15/32, CEI: Fannie Mae (r)	625,000	625,000
0.23%, 7/15/32, CEI: Fannie Mae (r)	565,000	565,000
0.18%, 7/15/34, CEI: Fannie Mae (r)	1,365,000	1,365,000
0.23%, 5/1/37, CEI: Freddie Mac (r)	1,350,000	1,350,000

Total Variable Rate Demand Notes (Cost $127,393,500)		127,393,500

MUNICIPAL OBLIGATIONS - 2.8%
Oregon State GO Bonds, 2.00%, 6/29/12	2,000,000	2,017,486
Wisconsin GO Bonds, 5.25%, 5/1/17 (prerefunded 5/01/12 @ 100)	2,000,000	2,032,344

Total Municipal Obligations (Cost $4,049,830)		4,049,830

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 6.2%
Fannie Mae Discount Notes, 6/18/12	3,000,000	2,997,606
Federal Home Loan Bank:
0.30%, 9/10/12	2,000,000	2,000,000
0.375%, 10/3/12	2,000,000	2,000,000
Federal Home Loan Bank Discount Notes, 8/3/12	2,000,000	1,997,253

Total U.S. Government Agencies And Instrumentalities (Cost $8,994,859)		8,994,859

U.S. TREASURY - 2.1%
United States Treasury Notes, 0.375%, 8/31/12	3,000,000	3,004,562

Total U.S. Treasury (Cost $3,004,562)		3,004,562

TIME DEPOSIT - 0.0%
State Street Time Deposit, 0.113%, 1/3/12	63,791	63,791

Total Time Deposit (Cost $63,791)		63,791

TOTAL INVESTMENTS (Cost $143,538,230) - 99.1%		143,538,230
Other assets and liabilities, net - 0.9%		1,279,922
NET ASSETS - 100%		$144,818,152

(c) Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(h) Represents rate in effect at December 31, 2011, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of December 31, 2011, the prime rate was 3.25%.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

EQUITY SECURITIES - 59.1%	SHARES	VALUE
Aerospace & Defense - 0.4%
BE Aerospace, Inc.*	26,870	$1,040,138
Rockwell Collins, Inc.	18,532	1,026,117
		2,066,255

Air Freight & Logistics - 0.8%
FedEx Corp.	18,242	1,523,390
United Parcel Service, Inc., Class B	26,660	1,951,245
		3,474,635

Beverages - 1.5%
PepsiCo, Inc.	23,251	1,542,704
The Coca-Cola Co.	74,700	5,226,759
		6,769,463

Biotechnology - 0.3%
Amgen, Inc.	21,980	1,411,336

Capital Markets - 1.6%
Franklin Resources, Inc.	58,990	5,666,580
T. Rowe Price Group, Inc.	32,536	1,852,925
		7,519,505

Chemicals - 2.2%
Ecolab, Inc.	107,100	6,191,451
Praxair, Inc.	37,100	3,965,990
		10,157,441

Commercial Banks - 0.7%
US Bancorp	120,700	3,264,935

Communications Equipment - 0.6%
Cisco Systems, Inc.*	64,811	1,171,783
QUALCOMM, Inc.	32,845	1,796,621
		2,968,404

Computers & Peripherals - 3.9%
Apple, Inc.*	22,359	9,055,395
EMC Corp.*	356,957	7,688,854
Western Digital Corp.*	51,593	1,596,803
		18,341,052

Consumer Finance - 1.6%
American Express Co.	42,222	1,991,612
Capital One Financial Corp.	129,900	5,493,471
		7,485,083

Containers & Packaging - 0.9%
Ball Corp.	116,800	4,170,928

Diversified Financial Services - 2.5%
First Republic Preferred Capital Corp., Preferred (b)(e)	500	510,500
IntercontinentalExchange, Inc.*	48,700	5,870,785
JPMorgan Chase & Co.	132,100	4,392,325
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	225,480
Trust II, Preferred (b)(e)	500,000	225,480
Trust III, Preferred (b)(e)	500,000	225,480
Trust IV, Preferred (b)(e)	500,000	225,480
		11,675,530

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	54,195	1,638,857
CenturyLink, Inc.	70,900	2,637,480
		4,276,337

Electronic Equipment & Instruments - 0.6%
Amphenol Corp.	28,417	1,289,848
Jabil Circuit, Inc.	84,557	1,662,390
		2,952,238

Energy Equipment & Services - 3.4%
Cameron International Corp.*	143,300	7,048,927
FMC Technologies, Inc.*	168,100	8,779,863
		15,828,790

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	15,626	1,301,958
Sysco Corp.	103,400	3,032,722
Walgreen Co.	143,100	4,730,886
		9,065,566

Food Products - 0.6%
General Mills, Inc.	17,399	703,094
Kellogg Co.	17,531	886,543
McCormick & Co., Inc.	21,637	1,090,937
		2,680,574

Gas Utilities - 1.7%
Oneok, Inc. (s)	89,100	7,724,079

Health Care Equipment & Supplies - 2.2%
DENTSPLY International, Inc.	38,402	1,343,686
Hologic, Inc.*	84,622	1,481,731
Intuitive Surgical, Inc.*	11,150	5,162,562
Medtronic, Inc.	38,545	1,474,346
The Cooper Co.'s, Inc.	10,170	717,188
		10,179,513

Health Care Providers & Services - 4.7%
Cardinal Health, Inc.	121,100	4,917,871
CIGNA Corp.	104,800	4,401,600
Express Scripts, Inc.*	128,704	5,751,782
Laboratory Corp. of America Holdings*	52,200	4,487,634
Lincare Holdings, Inc.	56,228	1,445,622
Quest Diagnostics, Inc.	18,490	1,073,529
		22,078,038

Health Care Technology - 1.2%
Cerner Corp.*	87,800	5,377,750

Household Products - 0.3%
Procter & Gamble Co.	20,200	1,347,542

Industrial Conglomerates - 1.0%
Danaher Corp.	100,100	4,708,704

Insurance - 1.3%
Aflac, Inc.	137,172	5,934,061

Internet & Catalog Retail - 1.0%
Amazon.com, Inc.*	27,000	4,673,700

Internet Software & Services - 1.7%
Google, Inc.*	12,291	7,938,757

IT Services - 2.5%
International Business Machines Corp.	10,870	1,998,776
MasterCard, Inc.	13,700	5,107,634
Teradata Corp.*	94,900	4,603,599
		11,710,009

Life Sciences - Tools & Services - 0.2%
Waters Corp.*	11,360	841,208

Machinery - 2.7%
Cummins, Inc.	62,300	5,483,646
Deere & Co.	81,300	6,288,555
Graco, Inc.	15,245	623,368
		12,395,569

Multiline Retail - 1.9%
Dollar Tree, Inc.*	14,525	1,207,173
Nordstrom, Inc.	124,400	6,183,924
Target Corp.	25,231	1,292,332
		8,683,429

Oil, Gas & Consumable Fuels - 2.0%
EOG Resources, Inc.	70,500	6,944,955
Plains Exploration & Production Co.*	65,827	2,417,167
		9,362,122

Personal Products - 0.9%
Estee Lauder Co.'s, Inc.	36,700	4,122,144

Professional Services - 0.2%
Manpower, Inc.	24,263	867,402

Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	68,390	1,658,458
Lam Research Corp.*	112,500	4,164,750
NVIDIA Corp.*	87,477	1,212,431
		7,035,639

Software - 2.1%
Citrix Systems, Inc.*	25,419	1,543,442
Microsoft Corp.	322,523	8,372,697
		9,916,139

Specialty Retail - 3.0%
Bed Bath & Beyond, Inc.*	90,200	5,228,894
Staples, Inc.	56,686	787,369
The Home Depot, Inc.	47,232	1,985,633
TJX Co.'s, Inc.	94,500	6,099,975
		14,101,871

Textiles, Apparel & Luxury Goods - 0.7%
Fossil, Inc.*	12,075	958,272
Nike, Inc., Class B	24,617	2,372,340
		3,330,612

Venture Capital - 1.1%
Agraquest, Inc.:
Series B, Preferred (b)(i)*	190,477	34,186
Series C, Preferred (b)(i)*	117,647	24,686
Series H, Preferred (b)(i)*	4,647,053	291,370
CFBanc Corp. (b)(i)*	27,000	261,067
Community Bank of the Bay*	4,000	8,200
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1, Preferred (b)(i)*	420,683	—
Series B, Preferred (b)(i)*	348,940	—
Series C, Preferred (b)(i)*	601,710	151,089
Environmental Private Equity Fund II, Liquidating Trust LP (b)(i)*	200,000	21,442
Neighborhood Bancorp (b)(i)*	10,000	50,000
Seventh Generation, Inc. (b)(i)*	200,295	3,273,652
SmarThinking, Inc. Contingent Deferred Distribution (b)(i)*	1	—
Wild Planet Entertainment, Inc.:
Series B, Preferred (b)(i)*	476,190	781,602
Series E, Preferred (b)(i)*	129,089	211,882
Wind Harvest Co., Inc. (b)(i)*	8,696	—
		5,109,176

Wireless Telecommunication Services - 0.7%
NII Holdings, Inc.*	146,500	3,120,450

Total Equity Securities (Cost $238,848,211)		274,665,986

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.4%	ADJUSTED BASIS
Angels With Attitude I LLC (a)(b)(i)*	$200,000	76,451
Coastal Venture Partners (b)(i)*	100,976	79,940
Commons Capital (b)(i)*	435,373	210,450
First Analysis Private Equity Fund IV (b)(i)*	380,354	748,484
GEEMF Partners (a)(b)(i)*	-	125,543
Global Environment Emerging Markets Fund (b)(i)*	-	356,584
Infrastructure and Environmental Private Equity Fund III (b)(i)*	90,510	127,884
Labrador Ventures III (b)(i)*	360,875	43,312
Labrador Ventures IV (b)(i)*	900,510	34,006
New Markets Growth Fund LLC (b)(i)*	225,646	102,826
Solstice Capital (b)(i)*	257,483	185,271

Total Venture Capital Limited Partnership Interest (Cost $2,951,727)		2,090,751

VENTURE CAPITAL DEBT OBLIGATIONS - 0.4%	PRINCIPAL AMOUNT
Access Bank plc, 8.477%, 8/29/12 (b)(i)	$250,000	256,755
Drop The Chalk:
8.00%, 9/30/12 (b)(i)	107,143	107,143
8.00%, 12/31/12 (b)(i)	42,857	42,857
KDM Development Corp., 6.00%, 6/30/19 (b)(i)(j)	600,000	552,501
Lumni, Inc., 6.00%, 10/5/15 (b)(i)	100,000	100,000
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(i)	1,000,000	956,664

Total Venture Capital Debt Obligations (Cost $2,100,000)		2,015,920

ASSET-BACKED SECURITIES - 1.3%
ACLC Business Loan Receivables Trust, 0.928%, 10/15/21 (e)(r)	459	458
CPS Auto Trust, 6.48%, 7/15/13 (e)	368,370	374,410
Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (e)	1,100,000	1,104,400
DT Auto Owner Trust, 1.40%, 8/15/14 (b)(e)	922,426	921,874
Enterprise Mortgage Acceptance Co. LLC, 7.679%, 1/15/27 (e)(r)	847,589	457,698
Franklin Auto Trust, 7.16%, 5/20/16 (e)	1,000,000	1,028,180
Santander Drive Auto Receivables Trust:
1.01%, 7/15/13 (e)	221,831	221,762
1.37%, 8/15/13 (e)	1,724,822	1,726,180

Total Asset-Backed Securities (Cost $5,883,379)		5,834,962

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.2%
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	237,955	241,281
Impac CMB Trust, 0.834%, 5/25/35 (r)	1,068,939	723,613
JP Morgan Mortgage Trust, 4.701%, 7/25/35 (r)	54,832	54,287
Merrill Lynch Mortgage Investors, Inc., 2.536%, 12/25/35 (r)	87,318	85,431

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,359,829)		1,104,612

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Asset Securitization Corp., 6.929%, 2/14/43 (r)	1,000,000	1,028,696
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
4.576%, 7/10/42	440,920	445,166
4.783%, 7/10/43 (r)	182,202	182,117
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	848,244	852,903
JP Morgan Chase Commercial Mortgage Securities Corp., 6.162%, 5/12/34	2,923,065	2,924,453
LB-UBS Commercial Mortgage Trust, 4.96%, 12/15/31	864,638	887,643
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	1,000,000	991,839
Salomon Brothers Mortgage Securities VII, Inc., 4.467%, 3/18/36	360,703	361,211

Total Commercial Mortgage-Backed Securities (Cost $7,897,315)		7,674,028

CORPORATE BONDS - 17.0%
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc., 4.50%, 2/11/14	500,000	481,250
America Movil SAB de CV, 2.375%, 9/8/16	350,000	345,397
American Express Bank FSB, 0.424%, 5/29/12 (r)	2,000,000	1,993,813
American Express Credit Corp., 2.80%, 9/19/16	150,000	151,662
AmerisourceBergen Corp., 3.50%, 11/15/21	100,000	103,163
Amgen, Inc.:
2.50%, 11/15/16	150,000	151,210
3.875%, 11/15/21	150,000	152,463
5.15%, 11/15/41	100,000	104,382
ANZ National International Ltd., 1.563%, 12/20/13 (e)(r)	750,000	751,436
APL Ltd., 8.00%, 1/15/24 (b)	550,000	335,500
Aristotle Holding, Inc., 2.75%, 11/21/14 (e)	200,000	201,588
Asciano Finance Ltd., 4.625%, 9/23/20 (e)	750,000	706,245
AT&T, Inc.:
2.95%, 5/15/16	500,000	524,369
3.875%, 8/15/21	850,000	903,319
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	1,000,000	1,097,231
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	4,060,000	—
Bank of America Corp.:
3.75%, 7/12/16	500,000	463,449
5.625%, 10/14/16	350,000	338,350
5.00%, 5/13/21	750,000	685,054
Bank of New York Mellon Corp.:
1.70%, 11/24/14	300,000	301,585
2.40%, 1/17/17	400,000	401,075
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	704,534	773,795
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	258,588
Boston Properties LP, 3.70%, 11/15/18	250,000	257,595
Canadian National Railway Co., 1.45%, 12/15/16	150,000	149,194
Capital One Financial Corp.:
4.80%, 2/21/12	500,000	501,918
4.75%, 7/15/21	750,000	768,218
Colgate-Palmolive Co., 1.30%, 1/15/17	250,000	248,030
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	300,000	342,455
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,500,000	1,522,500
CVS Pass-Through Trust:
6.036%, 12/10/28	1,307,926	1,370,133
7.507%, 1/10/32 (e)	722,964	836,195
Discover Bank, 8.70%, 11/18/19	750,000	854,042
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	202,287
Ecolab, Inc., 4.35%, 12/8/21	750,000	807,974
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,250,000	1,303,125
ERP Operating LP:
6.625%, 3/15/12	1,200,000	1,212,510
4.625%, 12/15/21	500,000	514,063
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	700,000	726,250
Fort Knox Military Housing Privatization Project, 5.815%, 2/15/52 (b)(e)	1,000,000	1,048,500
FUEL Trust:
4.207%, 10/15/22 (e)	1,300,000	1,302,901
3.984%, 12/15/22 (e)	1,100,000	1,092,711
Gilead Sciences, Inc., 4.40%, 12/1/21	150,000	159,223
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	2,000,000	505,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	1,500,000	150
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,000,000	952,020
Goldman Sachs Group, Inc.:
5.125%, 1/15/15	650,000	663,341
6.15%, 4/1/18	500,000	513,349
5.375%, 3/15/20	300,000	294,920
Great River Energy, 5.829%, 7/1/17 (e)	273,846	300,701
HCA, Inc., 8.00%, 10/1/18	300,000	316,500
Hershey Co., 1.50%, 11/1/16	150,000	150,186
Hewlett-Packard Co., 0.923%, 5/30/14 (r)	500,000	486,239
International Business Machines Corp.:
0.875%, 10/31/14	750,000	752,568
2.90%, 11/1/21	500,000	514,475
Jefferies Group, Inc.:
7.75%, 3/15/12	400,000	405,000
5.125%, 4/13/18	500,000	439,375
John Deere Capital Corp.:
1.25%, 12/2/14	300,000	303,153
2.00%, 1/13/17	250,000	254,825
JPMorgan Chase & Co., 4.35%, 8/15/21	800,000	807,832
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	1,050,000	1,060,128
Kellogg Co., 1.875%, 11/17/16	200,000	200,944
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	2,000,000	1,699,680
Lowe's Co.'s, Inc., 3.80%, 11/15/21	250,000	262,931
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	4,410
8.30%, 12/1/37 (e)(m)*	6,130,000	15,938
8.45%, 12/1/49 (e)(m)*	2,560,000	6,656
Masco Corp., 5.85%, 3/15/17	600,000	598,266
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,000,000	962,690
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	584,200
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,218,454
Nordea Bank AB, 4.875%, 5/13/21 (e)	1,000,000	845,150
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	2,250,000	2,415,150
O'Reilly Automotive, Inc., 4.625%, 9/15/21	600,000	628,657
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,100,000	—
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	1,246,308	1,048,967
Pacific Pilot Funding Ltd., 1.159%, 10/20/16 (e)(r)	823,730	700,971
Pioneer Natural Resources Co., 5.875%, 7/15/16	945,000	1,026,506
PNC Funding Corp., 2.70%, 9/19/16	1,000,000	1,015,793
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	1,125,000	1,107,574
Royal Bank of Canada, 1.45%, 10/30/14	500,000	503,286
Ryder System, Inc., 3.50%, 6/1/17	500,000	512,552
Safeway, Inc., 4.75%, 12/1/21	150,000	153,757
Salvation Army, 5.46%, 9/1/16	160,000	181,960
SBA Tower Trust, 4.254%, 4/15/40 (e)	1,000,000	1,011,596
Simon Property Group LP, 6.125%, 5/30/18	1,000,000	1,152,807
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	427,540
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	900,000	895,500
SSIF Nevada LP, 1.101%, 4/14/14 (e)(r)	2,390,000	2,352,271
St. Jude Medical, Inc., 2.50%, 1/15/16	1,000,000	1,028,526
SunTrust Bank:
0.796%, 8/24/15 (r)	500,000	453,136
7.25%, 3/15/18	500,000	560,815
Svenska Handelsbanken AB, 1.544%, 9/14/12 (e)(r)	1,500,000	1,499,890
Target Corp., 3.875%, 7/15/20	200,000	221,415
Telefonica Emisiones SAU, 5.134%, 4/27/20	2,000,000	1,862,414
The Dun & Bradstreet Corp., 2.875%, 11/15/15	1,000,000	1,026,218
The Gap, Inc., 5.95%, 4/12/21	1,000,000	952,500
Time Warner Cable, Inc.:
4.00%, 9/1/21	500,000	507,014
5.50%, 9/1/41	400,000	419,915
Time Warner, Inc.:
4.00%, 1/15/22	350,000	360,375
5.375%, 10/15/41	500,000	539,473
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	5,000,000	619,000
2/15/45 (b)(e)	25,727,301	4,082,923
Toronto-Dominion Bank, 2.375%, 10/19/16	400,000	405,655
Tupperware Brands Corp., 4.75%, 6/1/21 (e)	500,000	502,827
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,540,684
Volkswagen International Finance NV, 0.982%, 4/1/14 (e)(r)	1,500,000	1,496,754
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	2,250,000	1,890,000
Western Express, Inc., 12.50%, 4/15/15 (e)	500,000	212,500
Willis Group Holdings plc, 4.125%, 3/15/16	1,000,000	1,008,846
Xerox Corp., 5.50%, 5/15/12	500,000	508,526
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	613,950

Total Corporate Bonds (Cost $95,776,920)		79,012,072

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.5%
AgFirst FCB:
6.585% to 6/15/12, floating rate thereafter to 12/31/49 (e)(r)	1,250,000	818,750
7.30%, 12/31/49 (e)	1,500,000	1,514,196
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	184,500

Total U.S. Government Agencies and Instrumentalities (Cost $2,551,661)		2,517,446

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.7%
Fannie Mae:
3.50%, 1/12/12	1,000,000	1,028,437
4.00%, 1/12/12	2,150,000	2,258,508

Total U.S. Government Agency Mortgage-Backed Securities (Cost $3,264,797)		3,286,945

MUNICIPAL OBLIGATIONS - 3.1%
California Statewide Communities Development Authority Revenue Bonds, 5.01%, 8/1/15	635,000	665,505
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	1,855,000	495,248
Series C, Zero Coupon, 7/1/48 (f)	2,534,053	25
Michigan State Strategic Fund LO Revenue VRDN, 0.63%, 9/1/22 (r)	1,000,000	1,000,000
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	750,000	760,404
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.263%, 9/1/16	545,000	549,987
5.383%, 9/1/16	3,000,000	3,220,650
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	1,000,000	973,240
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	1,790,000	1,767,034
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	848,440
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,500,000	1,539,015
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/27 (e)	1,500,000	1,851,345
West Contra Costa California Unified School District COPs, 4.90%, 1/1/15	555,000	555,444

Total Municipal Obligations (Cost $17,252,583)		14,226,337

HIGH SOCIAL IMPACT INVESTMENTS - 0.9%
Calvert Social Investment Foundation Notes, 0.94%, 7/1/13 (b)(i)(r)	4,266,666	4,156,415

Total High Social Impact Investments (Cost $4,266,666)		4,156,415

U.S. TREASURY - 8.9%
United States Treasury Bonds:
3.75%, 8/15/41	5,953,000	6,993,845
3.125%, 11/15/41	1,250,000	1,308,203
United States Treasury Notes:
0.875%, 11/30/16	900,000	902,672
2.125%, 8/15/21	11,730,000	12,026,915
2.00%, 11/15/21	20,004,000	20,229,045

Total U.S. Treasury (Cost $40,821,299)		41,460,680

TIME DEPOSIT - 6.0%
State Street Time Deposit, 0.113%, 1/3/12	27,766,686	27,766,686

Total Time Deposit (Cost $27,766,686)		27,766,686

SOVEREIGN GOVERNMENT BONDS - 0.3%
Province of Ontario Canada, 3.00%, 7/16/18	1,200,000	1,260,133

Total Sovereign Government Bonds (Cost $1,259,733)		1,260,133

TOTAL INVESTMENTS (Cost $452,000,806) - 100.4%		467,072,973
Other assets and liabilities, net - (0.4%)		(1,977,666)
NET ASSETS - 100%		$465,095,307

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	58	3/12	$7,605,250	$93,640
30 Year U.S. Treasury Bonds	30	3/12	4,344,375	80,911
Total Purchased				$174,551

Sold:
2 Year U.S. Treasury Notes	202	3/12	$44,550,469	($22,318)
5 Year U.S. Treasury Notes	58	3/12	7,148,953	(42,205)
Total Sold				($64,523)

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 3,750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Fund. Series B is not accruing interest.

(i) Restricted securities represent 2.9% of the net assets for Balanced Portfolio.

(j) KDM Development Corp. Note has been restructured from an original maturity date of December 31, 2007.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 5,500 shares of Oneok, Inc. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

Restricted Securities	ACQUISITION DATES	COST
Access Bank plc, 8.477%, 8/29/12	8/29/07	$250,000
Agraquest, Inc.:
Series B, Preferred	2/26/97	200,001
Series C, Preferred	3/11/98	200,000
Series H, Preferred	5/25/05 - 1/11/07	316,894
Angels With Attitude I LLC, LP	8/28/00 - 4/30/03	200,000
Calvert Social Investment Foundation Notes, 0.94%, 7/1/13	7/1/10	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	100,976
Commons Capital LP	2/15/01 - 4/29/08	435,373
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,331
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Drop The Chalk:
8.00%, 9/30/12	10/7/11	107,143
8.00%, 12/31/12	4/5/11	42,857
Environmental Private Equity Fund II, Liquidating Trust LP	4/26/07	6,666
First Analysis Private Equity Fund IV LP	2/25/02 - 6/15/10	380,354
GEEMF Partners LP	2/28/97	-
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	-
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	90,510
KDM Development Corp., 6.00%, 6/30/19	6/30/09	600,000
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
Labrador Ventures IV LP	12/14/99 - 8/27/07	900,510
Lumni, Inc., 6.00%, 10/5/15	10/6/10	100,000
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	230,500
SmarThinking, Inc. Contingent Deferred Distribution	4/5/11	-
Solstice Capital LP	6/26/01 - 6/17/08	257,483
Wild Planet Entertainment, Inc.:
Series B, Preferred	7/12/94	200,000
Series E, Preferred	4/9/98	180,725
Wind Harvest Co., Inc.	5/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

ASSET-BACKED SECURITIES - 4.0%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 0.928%, 10/15/21 (e)(r)	$459	$458
AmeriCredit Automobile Receivables Trust, 0.32%, 12/6/13 (r)	1,829,685	1,826,091
Bear Stearns Asset Backed Securities Trust, 0.514%, 12/25/35 (r)	1,007,334	968,333
Capital Auto Receivables Asset Trust, 8.30%, 2/18/14 (e)	3,493,000	3,569,684
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	491,911	495,152
Countrywide Asset-Backed Certificates, 0.714%, 2/25/36 (r)	350,000	339,558
CPS Auto Trust:
6.48%, 7/15/13 (e)	1,841,847	1,872,051
5.60%, 1/15/14 (e)	804,850	808,036
Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (e)	5,000,000	5,020,000
DT Auto Owner Trust:
0.99%, 5/15/13 (e)	1,025,985	1,025,607
1.40%, 8/15/14 (b)(e)	6,456,982	6,453,116
Enterprise Mortgage Acceptance Co. LLC, 7.679%, 1/15/27 (e)(r)	2,260,238	1,220,528
Fifth Third Auto Trust, 4.81%, 1/15/13	36,425	36,491
Marlin Leasing Receivables LLC, 2.44%, 1/15/16 (e)	1,721,119	1,729,570
Santander Drive Auto Receivables Trust:
1.01%, 7/15/13 (e)	3,014,683	3,013,745
1.37%, 8/15/13 (e)	4,308,606	4,311,998

Total Asset-Backed Securities (Cost $32,877,538)		32,690,418

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.9%
Citicorp Mortgage Securities, Inc., 0.06%, 10/25/33 (r)	45,054,195	33,250
Countrywide Alternative Loan Trust, 4.968%, 7/25/35 (r)	1,362,481	1,374,332
CS First Boston Mortgage Securities Corp.:
2.56%, 12/25/33 (r)	628,768	122,485
5.25%, 12/25/35	706,646	692,869
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	2,379,545	2,412,809
Impac CMB Trust, 0.834%, 5/25/35 (r)	2,137,878	1,447,226
JP Morgan Mortgage Trust:
2.809%, 7/25/35 (r)	398,294	355,505
4.701%, 7/25/35 (r)	274,159	271,437
Merrill Lynch Mortgage Investors, Inc., 2.536%, 12/25/35 (r)	320,167	313,245
Wells Fargo Mortgage Backed Securities Trust, 0.193%, 10/25/36	100,000,000	442,300

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $8,154,220)		7,465,458

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
6.186%, 6/11/35	227,550	227,391
4.576%, 7/10/42	1,102,299	1,112,915
Bear Stearns Commercial Mortgage Securities:
6.46%, 10/15/36	890,605	893,215
4.83%, 8/15/38	1,940,423	1,968,094
Commercial Mortgage Acceptance Corp., 6.21%, 7/15/31 (e)	4,323,000	4,420,449
Credit Suisse First Boston Mortgage Securities Corp., 5.253%, 8/15/36 (r)	2,000,000	2,073,036
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	2,120,611	2,132,257
JP Morgan Chase Commercial Mortgage Securities Corp., 6.162%, 5/12/34	5,846,129	5,848,906
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	2,000,000	1,983,678
Salomon Brothers Mortgage Securities VII, Inc., 4.467%, 3/18/36	901,758	903,029
Wachovia Bank Commercial Mortgage Trust:
6.287%, 4/15/34	491,429	493,004
4.566%, 4/15/35	6,735,840	6,910,622

Total Commercial Mortgage-Backed Securities (Cost $29,605,461)		28,966,596

CORPORATE BONDS - 52.7%
Airgas, Inc., 2.95%, 6/15/16	1,000,000	1,022,489
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	481,681	—
15.36%, 12/1/10 (b)(r)(x)*	207,840	—
Ally Financial, Inc., 4.50%, 2/11/14	2,500,000	2,406,250
America Movil SAB de CV, 2.375%, 9/8/16	2,000,000	1,973,699
American Express Bank FSB, 0.424%, 5/29/12 (r)	6,500,000	6,479,893
American Express Credit Corp., 2.80%, 9/19/16	1,750,000	1,769,390
American National Red Cross:
5.392%, 11/15/12	2,000,000	2,017,320
5.567%, 11/15/17	1,500,000	1,560,465
American Tower Corp.:
4.50%, 1/15/18	1,500,000	1,527,510
5.90%, 11/1/21	5,200,000	5,486,878
AmerisourceBergen Corp., 3.50%, 11/15/21	750,000	773,724
Amgen, Inc.:
2.50%, 11/15/16	1,000,000	1,008,068
3.875%, 11/15/21	1,000,000	1,016,421
5.15%, 11/15/41	700,000	730,677
ANZ National International Ltd., 1.563%, 12/20/13 (e)(r)	1,000,000	1,001,915
APL Ltd., 8.00%, 1/15/24 (b)	3,610,000	2,202,100
Aristotle Holding, Inc., 2.75%, 11/21/14 (e)	800,000	806,351
Asciano Finance Ltd.:
5.00%, 4/7/18 (e)	1,500,000	1,512,491
4.625%, 9/23/20 (e)	3,000,000	2,824,981
AT&T, Inc.:
3.875%, 8/15/21	5,800,000	6,163,821
5.55%, 8/15/41	3,000,000	3,529,155
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	2,500,000	2,743,078
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	3,500,000	—
Bank of America Corp.:
4.50%, 4/1/15	1,500,000	1,448,908
5.625%, 10/14/16	2,500,000	2,416,789
5.00%, 5/13/21	1,220,000	1,114,354
Bank of America NA, 0.826%, 6/15/16 (r)	3,000,000	2,370,815
Bank of Montreal, 2.625%, 1/25/16 (e)	4,930,000	5,105,377
Bank of New York Mellon Corp.:
1.70%, 11/24/14	2,000,000	2,010,568
2.40%, 1/17/17	2,000,000	2,005,374
Bank of Nova Scotia, 1.25%, 11/7/14 (e)	8,850,000	8,858,338
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	2,966,459	3,258,086
BE Aerospace, Inc., 6.875%, 10/1/20	1,000,000	1,092,500
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,525,667
Boston Properties LP, 3.70%, 11/15/18	2,000,000	2,060,757
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (e)	2,000,000	2,067,465
Canadian National Railway Co.:
1.45%, 12/15/16	1,725,000	1,715,730
2.85%, 12/15/21	750,000	756,167
Capital One Bank, 8.80%, 7/15/19	1,500,000	1,740,105
Capital One Capital VI, 8.875%, 5/15/40	443,000	452,968
Capital One Financial Corp.:
4.80%, 2/21/12	2,000,000	2,007,672
4.75%, 7/15/21	1,690,000	1,731,052
Colgate-Palmolive Co.:
1.30%, 1/15/17	1,000,000	992,121
2.45%, 11/15/21	2,000,000	1,995,704
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	1,675,000	1,912,042
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	3,000,000	3,270,000
4.883%, 8/15/40 (e)	3,000,000	3,045,000
CVS Caremark Corp., 6.125%, 8/15/16	1,642,000	1,915,780
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	767,470	809,681
6.036%, 12/10/28	2,615,816	2,740,228
6.943%, 1/10/30	3,197,012	3,507,922
7.507%, 1/10/32 (e)	3,012,351	3,484,145
Darden Restaurants, Inc., 4.50%, 10/15/21	1,950,000	2,008,315
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,500,000	1,387,500
Discover Bank, 8.70%, 11/18/19	4,000,000	4,554,888
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	1,011,436
Earthlink, Inc., 8.875%, 5/15/19	250,000	232,500
Ecolab, Inc.:
4.35%, 12/8/21	2,000,000	2,154,599
5.50%, 12/8/41	1,000,000	1,120,907
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	10,005,000	10,430,212
ERP Operating LP:
6.625%, 3/15/12	3,000,000	3,031,274
4.625%, 12/15/21	3,500,000	3,598,439
Fifth Third Bank, 0.576%, 5/17/13 (r)	4,000,000	3,892,235
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,050,271
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	1,000,000	990,000
5.875%, 8/2/21	2,400,000	2,490,000
Fort Knox Military Housing Privatization Project, 5.815%, 2/15/52 (b)(e)	3,500,000	3,669,750
FUEL Trust:
4.207%, 10/15/22 (e)	6,250,000	6,263,947
3.984%, 12/15/22 (e)	3,150,000	3,129,126
Gilead Sciences, Inc.:
4.40%, 12/1/21	1,000,000	1,061,486
5.65%, 12/1/41	1,000,000	1,105,360
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	8,000,000	2,020,000
3.046%, 4/20/10 (e)(r)(y)*	4,000,000	1,040,000
3.226%, 1/21/11 (e)(r)(y)*	500,000	120,000
6.375%, 9/25/12 (e)(y)*	2,000,000	520,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	750,000	75
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	3,000,000	2,856,060
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	3,500,000	3,593,444
5.375%, 3/15/20	1,800,000	1,769,523
6.00%, 6/15/20	1,000,000	1,021,562
5.25%, 7/27/21	500,000	488,082
Great River Energy, 5.829%, 7/1/17 (e)	2,190,765	2,405,611
HCA, Inc., 8.00%, 10/1/18	1,450,000	1,529,750
Hershey Co., 1.50%, 11/1/16	2,640,000	2,643,280
Hewlett-Packard Co.:
0.923%, 5/30/14 (r)	2,000,000	1,944,954
4.30%, 6/1/21	2,000,000	2,031,757
International Business Machines Corp.:
0.875%, 10/31/14	5,000,000	5,017,117
2.90%, 11/1/21	2,000,000	2,057,900
Irwin Land LLC, 4.51%, 12/15/15 (e)	1,715,000	1,717,041
Jefferies Group, Inc.:
7.75%, 3/15/12	3,400,000	3,442,500
5.125%, 4/13/18	2,000,000	1,757,500
John Deere Capital Corp., 2.00%, 1/13/17	1,500,000	1,528,953
Johnson Controls, Inc., 5.00%, 3/30/20	750,000	839,853
Jones Group, Inc., 6.875%, 3/15/19	2,000,000	1,800,000
JPMorgan Chase & Co.:
0.776%, 6/15/12 (r)	4,300,000	4,308,986
4.40%, 7/22/20	1,300,000	1,301,400
4.35%, 8/15/21	5,500,000	5,553,848
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	4,810,000	4,856,394
Kaupthing Bank HF, 3.491%, 1/15/10 (e)(r)(y)*	1,000,000	247,500
Kellogg Co., 1.875%, 11/17/16	800,000	803,777
Kinder Morgan Energy Partners LP, 4.15%, 3/1/22	3,000,000	3,053,546
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	5,000,000	4,249,200
Lowe's Co.'s, Inc., 3.80%, 11/15/21	1,250,000	1,314,653
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	7,649
8.30%, 12/1/37 (e)(m)*	3,500,000	9,100
Masco Corp.:
4.80%, 6/15/15	2,000,000	1,987,856
5.85%, 3/15/17	2,000,000	1,994,220
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	2,420,000	2,329,710
Merrill Lynch & Co., Inc., 1.306%, 9/15/26 (r)	1,300,000	851,245
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	584,200
Nationwide Building Society, 0.646%, 5/17/12 (e)(r)	4,000,000	3,999,153
Nationwide Health Properties, Inc., 6.90%, 10/1/37	2,300,000	2,802,441
Nordea Bank AB, 4.875%, 5/13/21 (e)	4,000,000	3,380,602
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	5,580,000	5,989,572
O'Reilly Automotive, Inc., 4.625%, 9/15/21	3,000,000	3,143,287
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,700,000	—
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	2,741,877	2,307,728
Pacific Pilot Funding Ltd., 1.159%, 10/20/16 (e)(r)	823,730	700,971
Pioneer Natural Resources Co., 5.875%, 7/15/16	7,600,000	8,255,500
PNC Funding Corp.:
0.568%, 1/31/12 (r)	1,000,000	999,846
2.70%, 9/19/16	1,000,000	1,015,793
Private Export Funding Corp., 2.125%, 7/15/16	4,000,000	4,137,531
Prudential Holdings LLC, 1.434%, 12/18/17 (e)(r)	1,000,000	952,696
Royal Bank of Canada:
1.45%, 10/30/14	2,000,000	2,013,145
3.125%, 4/14/15 (e)	2,800,000	2,962,070
Ryder System, Inc., 3.15%, 3/2/15	3,000,000	3,077,823
Safeway, Inc., 4.75%, 12/1/21	1,700,000	1,742,574
Salvation Army, 5.46%, 9/1/16	310,000	352,548
Sanofi SA, 0.624%, 3/28/12 (r)	2,000,000	2,000,519
SBA Tower Trust, 4.254%, 4/15/40 (e)	5,000,000	5,057,980
Simon Property Group LP:
6.125%, 5/30/18	2,500,000	2,882,018
4.125%, 12/1/21	1,500,000	1,570,854
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	427,540
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	4,000,000	3,980,000
St. Jude Medical, Inc., 2.50%, 1/15/16	3,040,000	3,126,719
Stadshypotek AB, 1.129%, 9/30/13 (e)(r)	3,000,000	2,999,986
SunTrust Bank:
0.589%, 5/21/12 (r)	5,000,000	4,978,710
0.796%, 8/24/15 (r)	1,000,000	906,272
SunTrust Banks, Inc., 3.60%, 4/15/16	2,000,000	2,034,822
Svenska Handelsbanken AB, 1.544%, 9/14/12 (e)(r)	5,000,000	4,999,633
Swedbank Hypotek AB, 2.125%, 8/31/16 (e)	5,000,000	4,851,451
Symantec Corp., 2.75%, 9/15/15	5,000,000	5,076,827
Target Corp., 3.875%, 7/15/20	1,000,000	1,107,075
TD Ameritrade Holding Corp., 5.60%, 12/1/19	2,000,000	2,162,243
Telefonica Emisiones SAU:
6.421%, 6/20/16	5,000,000	5,189,095
5.134%, 4/27/20	4,300,000	4,004,189
The Dun & Bradstreet Corp., 2.875%, 11/15/15	2,890,000	2,965,770
The Gap, Inc., 5.95%, 4/12/21	4,000,000	3,810,000
The Home Depot, Inc., 5.875%, 12/16/36	5,000,000	6,269,314
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	439,239	439
Time Warner Cable, Inc.:
4.00%, 9/1/21	2,800,000	2,839,277
5.50%, 9/1/41	1,400,000	1,469,701
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,300,000	1,369,546
Time Warner, Inc.:
4.00%, 1/15/22	1,770,000	1,822,466
5.375%, 10/15/41	2,650,000	2,859,206
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/28 (b)(e)	3,300,000	1,014,981
2/15/43 (b)(e)	54,500,000	6,747,100
2/15/45 (b)(e)	51,386,089	8,154,972
Toronto-Dominion Bank, 2.375%, 10/19/16	1,900,000	1,926,860
Tupperware Brands Corp., 4.75%, 6/1/21 (e)	2,000,000	2,011,308
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	9,000,000	9,244,104
Viacom, Inc.:
3.50%, 4/1/17	2,000,000	2,076,315
3.875%, 12/15/21	1,000,000	1,024,103
Volkswagen International Finance NV, 0.982%, 4/1/14 (e)(r)	5,000,000	4,989,179
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	13,150,000	11,046,000
Wells Fargo & Co., 0.766%, 6/15/12 (r)	1,830,000	1,833,742
Western Express, Inc., 12.50%, 4/15/15 (e)	1,500,000	637,500
Willis Group Holdings plc, 4.125%, 3/15/16	1,500,000	1,513,269
Willis North America, Inc., 6.20%, 3/28/17	1,225,000	1,345,931
Xerox Corp., 4.50%, 5/15/21	1,940,000	1,973,374
Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,841,849

Total Corporate Bonds (Cost $450,204,537)		430,724,001

MUNICIPAL OBLIGATIONS - 9.3%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	167,887
5.32%, 3/1/15	165,000	181,898
5.47%, 3/1/18	190,000	222,674
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/12	1,530,000	1,509,835
Zero Coupon, 6/1/13	1,585,000	1,505,259
5.58%, 8/1/13	1,085,000	1,142,006
5.01%, 8/1/15	700,000	733,628
Zero Coupon, 6/1/19	2,910,000	1,883,090
2006 Series A-2, Zero Coupon, 6/1/14	3,305,000	2,986,398
Canyon Texas Regional Water Authority Revenue Bonds, 6.10%, 8/1/21	750,000	786,525
Connecticut State Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	2,500,000	2,843,400
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/14	1,975,000	1,817,928
12/1/19	280,000	180,620
12/1/20	700,000	417,851
12/1/21	700,000	386,470
12/1/24	620,000	264,554
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. Revenue Bonds, 6.60%, 11/1/12	515,000	515,093
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,424,313
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,639,189
Gregg County Texas Health Facilities Development Corp. Revenue VRDN, 0.09%, 10/1/29 (r)	5,740,000	5,740,000
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.76%, 12/1/17	530,000	578,845
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,260,772
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	993,775
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,247,081
Maryland State Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,589,830
Monrovia California Redevelopment Agency Tax Allocation Bonds, 5.30%, 5/1/17	1,160,000	1,164,559
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	1,500,000	1,520,805
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	300,000	331,188
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	825,000	819,720
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/12	2,822,000	2,814,465
New York City IDA Revenue Bonds, 6.027%, 1/1/46	1,885,000	1,600,045
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	920,105
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.263%, 9/1/16	1,095,000	1,105,019
5.383%, 9/1/16	5,565,000	5,974,306
5.411%, 9/1/21	2,270,000	2,205,418
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	3,355,000	3,265,220
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.95%, 8/1/22	1,040,000	1,064,825
Pomona California Public Finance Authority Tax Allocation Bonds, 5.23%, 2/1/16	1,400,000	1,450,568
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/18	120,000	85,202
8/1/19	135,000	90,315
8/1/20	145,000	90,181
8/1/21	160,000	91,477
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	4,000,000	3,948,680
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	2,000,000	2,379,400
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	2,500,000	2,565,025
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	492,037
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.00%, 9/1/18	1,185,000	1,212,871
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/27 (e)	3,000,000	3,702,690
West Contra Costa California Unified School District COPs:
4.76%, 1/1/12	475,000	475,028
4.82%, 1/1/13	500,000	500,725

Total Municipal Obligations (Cost $72,057,811)		75,888,795

SOVEREIGN GOVERNMENT BONDS - 0.8%
Province of Ontario Canada, 3.00%, 7/16/18	6,000,000	6,300,667

Total Sovereign Government Bonds (Cost $6,298,664)		6,300,667

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.3%
AgFirst FCB:
6.585% to 6/15/12, floating rate thereafter to 12/31/49 (e)(r)	6,000,000	3,930,000
7.30%, 12/31/49 (e)	2,000,000	2,018,928
Fannie Mae, 1.25%, 6/22/12	7,900,000	7,941,565
Federal Home Loan Bank:
1.75%, 8/22/12	15,000,000	15,150,207
5.00%, 11/17/17	3,480,000	4,186,052
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	2,700,000	1,660,500

Total U.S. Government Agencies and Instrumentalities (Cost $34,804,660)		34,887,252

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.8%
Fannie Mae:
3.50%, 1/12/12	4,250,000	4,370,859
4.00%, 1/12/12	10,030,000	10,536,202

Total U.S. Government Agency Mortgage-Backed Securities (Cost $14,806,655)		14,907,061

U.S. TREASURY - 14.2%
United States Treasury Bonds:
3.75%, 8/15/41	16,781,000	19,715,053
3.125%, 11/15/41	22,100,000	23,129,031
United States Treasury Notes:
0.375%, 11/15/14	3,660,000	3,662,288
0.875%, 11/30/16	5,723,000	5,739,990
2.125%, 8/15/21	6,464,000	6,627,620
2.00%, 11/15/21	56,554,000	57,190,233

Total U.S. Treasury (Cost $114,753,107)		116,064,215

FLOATING RATE LOANS(d)- 0.1%
Syniverse Holdings, Inc., Term Loan, 5.25%, 12/21/17 (r)	495,000	494,072

Total Floating Rate Loans (Cost $490,706)		494,072

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.94%, 7/1/12 (b)(i)(r)	3,087,392	3,007,614

Total High Social Impact Investments (Cost $3,087,392)		3,007,614

TIME DEPOSIT - 9.3%
State Street Time Deposit, 0.113%, 1/3/12	75,726,966	75,726,966

Total Time Deposit (Cost $75,726,966)		75,726,966

EQUITY SECURITIES - 0.2%	SHARES
First Republic Preferred Capital Corp., Preferred (b)(e)	500	510,500
Woodbourne Capital:
Trust I, Preferred (b)(e)	625,000	281,850
Trust II, Preferred (b)(e)	625,000	281,850
Trust III, Preferred (b)(e)	625,000	281,850
Trust IV, Preferred (b)(e)	625,000	281,850

Total Equity Securities (Cost $2,875,000)		1,637,900

TOTAL INVESTMENTS (Cost $845,742,717) - 101.5%		828,761,015
Other assets and liabilities, net - (1.5%)		(12,304,309)
NET ASSETS - 100%		$816,456,706

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	616	3/12	$80,773,000	$1,028,258

Sold:
2 Year U.S. Treasury Notes	858	3/12	189,229,220	(94,797)

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 0.4% of the net assets of the Portfolio.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.94%, 7/1/12	7/1/09	$3,087,392

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

EQUITY SECURITIES - 96.3%	SHARES	VALUE
Air Freight & Logistics - 3.9%
C.H. Robinson Worldwide, Inc.	653,753	$45,618,885
Expeditors International of Washington, Inc.	957,317	39,211,704
		84,830,589

Auto Components - 1.1%
Johnson Controls, Inc.	746,057	23,321,742

Beverages - 3.3%
PepsiCo, Inc.	595,309	39,498,752
The Coca-Cola Co.	467,540	32,713,774
		72,212,526

Biotechnology - 3.2%
Gilead Sciences, Inc.*	1,728,248	70,737,191

Capital Markets - 2.6%
T. Rowe Price Group, Inc.	985,683	56,134,647

Chemicals - 2.5%
Ecolab, Inc.	937,355	54,188,493

Commercial Banks - 3.8%
SunTrust Banks, Inc.	2,036,978	36,054,511
Wells Fargo & Co.	1,719,497	47,389,337
		83,443,848

Communications Equipment - 7.0%
Acme Packet, Inc.*	741,842	22,930,336
Juniper Networks, Inc.*	1,358,700	27,731,067
QUALCOMM, Inc.	1,838,160	100,547,352
		151,208,755

Computers & Peripherals - 4.3%
Apple, Inc.*	228,482	92,535,210

Consumer Finance - 2.2%
American Express Co.	1,019,109	48,071,372

Diversified Financial Services - 1.8%
IntercontinentalExchange, Inc.*	323,990	39,056,995

Electrical Equipment - 1.8%
Cooper Industries plc	728,241	39,434,250

Energy Equipment & Services - 4.9%
Cameron International Corp.*	1,614,948	79,439,292
Noble Corp.*	901,449	27,241,789
		106,681,081

Food & Staples Retailing - 4.7%
Costco Wholesale Corp.	344,137	28,673,495
CVS Caremark Corp.	1,819,549	74,201,208
		102,874,703

Food Products - 0.5%
Green Mountain Coffee Roasters, Inc.*	223,230	10,011,866

Health Care Equipment & Supplies - 3.3%
Edwards Lifesciences Corp.*	429,290	30,350,803
Intuitive Surgical, Inc.*	64,230	29,739,132
St. Jude Medical, Inc.	369,773	12,683,214
		72,773,149

Health Care Technology - 0.9%
Cerner Corp.*	320,560	19,634,300

Hotels, Restaurants & Leisure - 3.3%
Darden Restaurants, Inc.	373,092	17,005,533
Starbucks Corp.	1,183,652	54,459,829
		71,465,362

Household Products - 0.8%
Procter & Gamble Co. (t)	252,964	16,875,228

Industrial Conglomerates - 3.6%
3M Co.	348,899	28,515,515
Danaher Corp.	1,051,636	49,468,957
		77,984,472

Insurance - 0.6%
Aflac, Inc.	296,216	12,814,304

Internet & Catalog Retail - 2.3%
priceline.com, Inc.*	104,866	49,046,877

Internet Software & Services - 4.3%
Google, Inc.*	84,540	54,604,386
MercadoLibre, Inc.	477,680	37,994,667
		92,599,053

IT Services - 4.6%
Cognizant Technology Solutions Corp.*	982,028	63,154,221
International Business Machines Corp.	199,708	36,722,307
		99,876,528

Multiline Retail - 2.0%
Kohl's Corp.	863,744	42,625,766

Oil, Gas & Consumable Fuels - 5.1%
QEP Resources, Inc.	1,325,831	38,846,848
Suncor Energy, Inc.	2,534,606	73,072,691
		111,919,539

Pharmaceuticals - 7.9%
Allergan, Inc.	1,135,126	99,595,955
Novartis AG (ADR)	949,707	54,294,749
Perrigo Co.	176,620	17,185,126
		171,075,830

Semiconductors & Semiconductor Equipment - 1.5%
Texas Instruments, Inc.	1,110,670	32,331,604

Software - 5.6%
Informatica Corp.*	208,300	7,692,519
Intuit, Inc.	771,100	40,552,149
Microsoft Corp.	947,842	24,605,978
Salesforce.com, Inc.*	255,770	25,950,424
VMware, Inc.*	287,820	23,943,746
		122,744,816

Specialty Retail - 2.6%
CarMax, Inc.*	1,842,153	56,148,823

Venture Capital - 0.3%
20/20 Gene Systems, Inc.:
Common Stock (b)(i)*	43,397	48,822
Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	33,450
Better Energy Systems, Inc.:
Series B, Preferred (b)(i)*	992,555	266,997
Series B, Preferred Warrants (strike price $0.75/share, expires 8/3/13) (b)(i)*	133,333	—
Chesapeake PERL, Inc., Series A-2, Preferred (b)(i)*	240,000	5,754
Cylex, Inc.:
Common Stock (b)(i)*	285,706	—
Series B, Preferred (b)(i)*	1,134,830	—
Series C-1, Preferred (b)(i)*	2,542,915	679,808
Digital Directions International, Inc. (a)(b)(i)*	354,389	531,583
Envisionier Medical Technologies, Inc., Warrants (strike price $.50/share, expires 8/6/20) (b)(i)*	50,000	—
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	—
Series B, Preferred (a)(b)(i)*	244,371	—
Series C, Preferred (a)(b)(i)*	297,823	—
Series D, Preferred (a)(b)(i)*	228,138	1,412,433
Marrone Bio Innovations, Inc.:
Series A, Preferred (b)(i)*	240,761	407,853
Series B, Preferred (b)(i)*	181,244	307,030
Series C, Preferred (b)(i)*	295,157	500,000
Napo Pharmaceuticals, Inc.:
Common Stock (b)(i)*	294,196	588,392
Common Warrants (strike price $0.55/share, expires 9/15/14) (b)(i)*	54,061	78,388
NeoDiagnostix, Inc.:
Series AE, Preferred Contingent Deferred Distribution (b)(i)*	300,000	65,060
Series AE, Preferred Warrants Contingent Deferred Distribution (b)(i)*	600,000	—
Series B, Preferred Contingent Deferred Distribution (b)(i)*	179,723	235,485
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	72,037
Orteq Bioengineering Ltd., Series A, Preferred (b)(i)*	74,910	756,447
PresenceLearning, Inc., Series A, Preferred (b)(i)*	600,000	300,000
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	—
Village Laundry Services, Inc. (b)(i)*	9,444	30,599
Westly Capital Partners Fund II LP (i)*	98,289	74,036
		6,394,174

Total Equity Securities (Cost $1,913,148,450)		2,091,053,093

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.3%	ADJUSTED BASIS
Blackstone Cleantech Venture Partners (b)(i)*	$335,646	256,955
China Environment Fund 2004 (b)(i)*	-	474,526
China Environment Fund III (b)(i)*	928,911	1,182,272
Core Innovations Capital I (b)(i)*	166,806	116,839
DBL Equity Fund - BAEF Il (b)(i)*	479,121	443,551
Ignia Fund I (b)(i)*	523,833	329,922
Impact Ventures II (b)(i)*	544,757	623,729
LeapFrog Financial Inclusion Fund (b)(i)*	304,813	241,335
New Markets Education Partners (a)(b)(i)*	175,000	124,968
New Markets Venture Partners II (b)(i)*	270,000	288,145
Renewable Energy Asia Fund (b)(i)*	717,762	541,870
SEAF India International Growth Fund (b)(i)*	374,476	384,029
SJF Ventures II (b)(i)*	486,152	900,264

Total Venture Capital Limited Partnership Interest (Cost $5,307,277)		5,908,405

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.94%, 7/1/12 (b)(i)(r)	$10,833,877	10,553,930

Total High Social Impact Investments (Cost $10,833,877)		10,553,930

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%
Envisionier Medical Technologies, Inc.:
Note I, 7.00%, 3/31/13 (b)(i)(xx)	200,000	100,000
Note II, 7.00%, 3/31/13 (b)(i)(xx)	100,000	50,000
New Day Farms Participation Interest Note, 9.00%, 9/1/12 (b)(i)	6,225	6,225
Quantum Intech, Inc., 11.50%, 9/10/15 (b)(i)	102,520	102,520
SEAF Global SME Facility:
9.00%, 12/16/14 (b)(i)	1,500,000	1,500,000
9.00%, 4/20/15 (b)(i)	1,000,000	1,000,000
9.00%, 11/5/15 (b)(i)	1,000,000	—
9.00%, 3/31/16 (b)(i)	450,000	450,000
9.00%, 6/14/16 (b)(i)	400,000	400,000
9.00%, 7/12/16 (b)(i)	650,000	650,000
Sword Diagnostics Series C Convertible Bridge Note, 10.00%, 6/30/12 (b)(i)(zz)	25,000	18,750
Sword Diagnostics Series C Convertible Bridge Note II, 10.00%, 6/30/12 (b)(i)(zz)	100,000	75,000

Total Venture Capital Debt Obligations (Cost $5,533,745)		4,352,495

TIME DEPOSIT - 2.9%
State Street Time Deposit, 0.113%, 1/3/12	62,282,156	62,282,156

Total Time Deposit (Cost $62,282,156)		62,282,156

TOTAL INVESTMENTS (Cost $1,997,105,505) - 100.2%		2,174,150,079
Other assets and liabilities, net - (0.2%)		(3,735,839)
NET ASSETS - 100%		$2,170,414,240

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(i) Restricted securities represent 1.3% of net assets for the Equity Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 200,000 shares of Procter & Gamble Co. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(xx) Restructured from an original maturity date of September 15, 2010.

(zz) Restructured from an original maturity date of September 30, 2010.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
20/20 Gene Systems, Inc.:
Common Stock	8/1/08	$151,890
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Better Energy Systems, Inc.:
Series B, Preferred	8/3/10	400,000
Series B, Preferred Warrants (strike price $0.75/share, expires 8/3/13)	8/4/10	-
Blackstone Cleantech Venture Partners LP	7/29/10 - 7/29/11	335,646
Calvert Social Investment Foundation Notes, 0.94%, 7/1/12	7/1/09 - 7/1/10	10,833,877
Chesapeake PERL, Inc., Series A-2, Preferred	7/30/04 - 9/8/06	300,000
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
China Environment Fund III LP	1/24/08 - 11/1/11	928,911
Core Innovations Capital I LP	8/11/10 - 7/1/11	166,806
Cylex, Inc.:
Common Stock	11/22/06	16,382
Series B, Preferred	11/30/06	547,525
Series C-1, Preferred	11/30/06	471,342
DBL Equity Fund - BAEF Il LP	3/30/11 - 12/19/11	479,121
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Envisionier Medical Technologies, Inc.:
Warrants (strike price $.50/share, expires 8/6/20)	8/6/10	-
Note I, 7.00%, 3/31/13	12/14/09	200,000
Note II, 7.00%, 3/31/13	8/5/10	100,000
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Series D, Preferred	12/30/10 - 5/24/11	700,178
Ignia Fund I LP	1/28/10 - 5/20/11	523,833
Impact Ventures II LP	9/8/10 - 7/6/11	544,757
LeapFrog Financial Inclusion Fund LP	1/20/10 - 9/13/11	304,813
Marrone Bio Innovations, Inc.:
Series A, Preferred	4/25/07	200,000
Series B, Preferred	8/28/08	280,000
Series C, Preferred	11/19/10	500,000
Napo Pharmaceuticals, Inc.:
Common Stock	2/21/07 - 9/23/09	419,720
Common Warrants (strike price $0.55/share, expires 9/15/14)	9/23/09	16,908
NeoDiagnostix, Inc.:
Series AE, Preferred Contingent Deferred Distribution	9/9/08	-
Series AE, Preferred Warrants Contingent Deferred Distribution	9/23/08 - 9/18/09	-
Series B, Preferred Contingent Deferred Distribution	7/31/09	-
New Day Farms Participation Interest Note, 9.00%, 9/1/12	11/25/09	6,225
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Markets Education Partners LP	9/27/11	175,000
New Markets Venture Partners II LP	7/21/08 - 12/12/11	270,000
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
Quantum Intech, Inc., 11.50%, 9/10/15	10/5/10 - 9/30/11	102,520
Renewable Energy Asia Fund LP	1/6/10 - 12/23/11	717,762
SEAF Global SME Facility:
9.00%, 12/16/14	12/16/09	1,500,000
9.00%, 4/20/15	4/20/10	1,000,000
9.00%, 11/5/15	11/4/10	1,000,000
9.00%, 3/31/16	3/29/11	450,000
9.00%, 6/14/16	6/13/11	400,000
9.00%, 7/12/16	7/11/11	650,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	374,476
SJF Ventures II LP	2/14/06 - 6/8/11	486,152
Sword Diagnostics, Series B, Preferred	12/26/06	250,000
Sword Diagnostics Series C Convertible Bridge Note, 10.00%, 6/30/12	10/29/09	25,000
Sword Diagnostics Series C Convertible Bridge Note II, 10.00%, 6/30/12	11/9/10	100,000
Village Laundry Services, Inc.	7/22/09	500,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

EQUITY SECURITIES - 97.7%	SHARES	VALUE
Air Freight & Logistics - 2.4%
FedEx Corp.	22,333	$1,865,029

Biotechnology - 1.3%
Amgen, Inc.	15,896	1,020,682

Commercial Banks - 0.9%
Wells Fargo & Co.	26,363	726,564

Computers & Peripherals - 6.2%
Apple, Inc.*	10,197	4,129,785
Dell, Inc.*	42,455	621,117
		4,750,902

Containers & Packaging - 1.3%
Ball Corp.	28,009	1,000,201

Diversified Financial Services - 2.8%
CME Group, Inc.	1,691	412,046
JPMorgan Chase & Co.	51,974	1,728,135
		2,140,181

Diversified Telecommunication Services - 3.3%
AT&T, Inc.	83,324	2,519,718

Electric Utilities - 2.2%
Portland General Electric Co.	67,855	1,716,053

Electrical Equipment - 2.6%
Roper Industries, Inc.	22,702	1,972,123

Electronic Equipment & Instruments - 0.9%
Corning, Inc.	53,386	692,950

Energy Equipment & Services - 2.0%
SEACOR Holdings, Inc.*	17,035	1,515,434

Food & Staples Retailing - 4.8%
Costco Wholesale Corp.	15,387	1,282,045
CVS Caremark Corp.	23,806	970,809
Walgreens Co.	42,738	1,412,918
		3,665,772

Food Products - 2.2%
General Mills, Inc.	41,834	1,690,512

Gas Utilities - 1.3%
Atmos Energy Corp.	29,527	984,725

Health Care Providers & Services - 3.2%
Cardinal Health, Inc.	21,095	856,668
CIGNA Corp.	5,671	238,182
McKesson Corp.	18,022	1,404,094
		2,498,944

Household Products - 4.5%
Colgate-Palmolive Co.	12,720	1,175,201
Kimberly-Clark Corp.	30,940	2,275,946
		3,451,147

Industrial Conglomerates - 2.8%
3M Co.	26,280	2,147,864

Insurance - 9.9%
ACE Ltd.	33,558	2,353,087
American Financial Group, Inc.	48,618	1,793,518
Prudential Financial, Inc.	42,359	2,123,033
XL Group plc	69,839	1,380,717
		7,650,355

IT Services - 6.0%
DST Systems, Inc.	13,775	627,038
International Business Machines Corp.	18,126	3,333,009
Visa, Inc.	6,794	689,795
		4,649,842

Life Sciences - Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.*	8,010	360,210

Media - 8.8%
CBS Corp., Class B	55,137	1,496,418
DIRECTV*	32,250	1,379,010
DISH Network Corp.	15,191	432,640
John Wiley & Sons, Inc.	34,598	1,536,151
Time Warner Cable, Inc.	30,239	1,922,293
		6,766,512

Multiline Retail - 1.3%
Target Corp.	19,205	983,680

Multi-Utilities - 2.4%
NiSource, Inc.	78,764	1,875,371

Oil, Gas & Consumable Fuels - 6.3%
Chesapeake Energy Corp.	60,954	1,358,665
EnCana Corp.	69,532	1,288,428
Energen Corp.	2,848	142,400
Spectra Energy Corp.	66,062	2,031,407
		4,820,900

Paper & Forest Products - 2.2%
MeadWestvaco Corp.	57,855	1,732,757

Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	75,196	2,649,907
Johnson & Johnson	44,215	2,899,620
		5,549,527

Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	52,316	1,268,663

Software - 3.9%
Microsoft Corp.	117,159	3,041,448

Specialty Retail - 0.0%
Lowe's Co.'s, Inc.	751	19,060

Trading Companies & Distributors - 2.9%
W.W. Grainger, Inc.	12,089	2,262,940

Total Equity Securities (Cost $69,729,421)		75,340,066

TIME DEPOSIT - 2.2%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 1/3/12	$1,684,718	1,684,718

Total Time Deposit (Cost $1,684,718)		1,684,718

TOTAL INVESTMENTS (Cost $71,414,139) - 99.9%		77,024,784
Other assets and liabilities, net - 0.1%		38,649
NET ASSETS - 100%		$77,063,433

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

84 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately.  Money Market shares are sold without a sales charge.  Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Effective October 31, 2008, Bond and Equity began to offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2011:

	Total Investments	% of Net Assets
Balanced	$23,301,018	5.0%
Bond	35,919,712	4.4%
Equity	27,134,968	1.3%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.  All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Fund’s Board of Directors and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Money Market	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$11,999,421	-	$11,999,421
Other debt obligations	-	95,479	-	$95,479
Municipal obligations	-	4,049,830	-	$4,049,830
Variable rate demand notes	-	127,393,500	-	$127,393,500
TOTAL	-	$143,538,230	-	$143,538,230

* For a complete listing of investments, please refer to the Schedule of Investments.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$268,654,890	$901,920	-	$269,556,810
Venture capital	8,199	-	$9,207,648	9,215,847
Asset backed securities	-	5,834,962	-	5,834,962
Collateralized mortgage-backed obligations	-	1,104,612	-	1,104,612
Commercial mortgage-backed securities	-	7,674,028	-	7,674,028
Corporate debt	-	73,725,949	5,286,123	79,012,072
Municipal obligations	-	14,226,337	-	14,226,337
U.S. government obligations	-	48,525,204	-	48,525,204
Other debt obligations	-	27,766,686	4,156,415	31,923,101
TOTAL	$268,663,089	$179,759,698	$18,650,186	$467,072,973

Other financial instruments**	$110,028	-	-	$110,028

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balanced	Venture Capital	Corporate Debt
Balance as of 9/30/11	$9,243,666	$5,041,305
Accrued discounts/premiums	-	(5,106)
Realized gain (loss)	(187,205)	-
Change in unrealized appreciation (depreciation)	311,819	249,924
Purchases	25,000	-
Sales	(185,632)	-
Transfers in and/ or out of Level 3[1]	-	-
Balance as of 12/31/11	$9,207,648	$5,286,123

Balanced	Other Debt Obligations	Total
Balance as of 9/30/11	$4,111,359	$18,396,330
Accrued discounts/premiums	-	(5,106)
Realized gain (loss)	-	(187,205)
Change in unrealized appreciation (depreciation)	45,056	606,799
Purchases	-	25,000
Sales	-	(185,632)
Transfers in and/ or out of Level 3[1]	-	-
Balance as of 12/31/11	$4,156,415	$18,650,186

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$510,500	$1,127,400	-	$1,637,900
Asset backed securities	-	32,690,418	-	32,690,418
Collateralized mortgage-backed obligations	-	7,465,458	-	7,465,458
Commercial mortgage-backed securities	-	28,966,596	-	28,966,596
Corporate debt	-	415,237,290	$15,486,711	430,724,001
Municipal obligations	-	75,888,795	-	75,888,795
U.S. government obligations	-	172,159,195	-	172,159,195
Other debt obligations	-	76,221,038	3,007,614	79,228,652
TOTAL	$510,500	$809,756,190	$18,494,325	$828,761,015

Other financial instruments**	$933,461	-	-	$933,461

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Bond	Corporate Debt	Other Debt Obligations	Total
Balance as of 9/30/11	$14,397,121	$2,975,011	$17,372,132
Accrued discounts/premiums	(5,106)	-	(5,106)
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	1,094,696	32,603	1,127,299
Purchases	-	-	-
Sales	-	-	-
Transfers in and/ or out of Level 3[1]	-	-	-
Balance as of 12/31/11	$15,486,711	$3,007,614	$18,494,325

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Equity

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$2,084,547,081	$0	-	$2,084,547,081
Venture capital	185,874	-	16,581,038	16,766,912.00
Other debt obligations	-	$62,282,156	10,553,930	72,836,086.00
TOTAL	$2,084,732,955	$62,282,156	$27,134,968	$2,174,150,079

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Equity	Venture Capital	Other Debt Obligations	Total
Balance as of 9/30/11	$17,677,216	$10,439,524	$28,116,740
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(1,252,385)	114,406	(1,137,979.00)
Purchases	298,602	-	298,602
Sales	(142,395)	-	(142,395.00)
Transfers in and/ or out of Level 3[1]	-	-	-
Balance as of 12/31/11	$16,581,038	$10,553,930	$27,134,968

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Enhanced Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$75,340,066	-	-	$75,340,066
Other debt obligations	-	$1,684,718	-	1,684,718
TOTAL	$75,340,066	$1,684,718	-	$77,024,784

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.

During the year, the Bond Portfolio invested in 2 year and 10 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the year with a weighted average of 1,375 contracts and $22,003,127 weighted average notional value.

During the year, the Balanced Portfolio invested in 2 year, 5 year, 10 year and 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the year with a weighted average of 292 contracts and $11,511,464 weighted average notional value.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity.  Distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian’s fees may be paid indirectly by credits earned on each Portfolio’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.

86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2011, and net realized capital loss carryforwards as of September 30, 2011 with expiration dates:

	Money Market	Balanced	Bond
Federal income tax cost of investments	$143,538,230	$455,267,596	$845,998,638
Unrealized appreciation	-	49,015,204	21,017,907
Unrealized depreciation	-	(37,209,827)	(38,255,530)
Net unrealized appreciation/ (depreciation)	-	$11,805,377	($17,237,623)

	Equity	Enhanced Equity
Federal income tax cost of investments	$1,998,818,324	$71,436,197
Unrealized appreciation	263,705,585	7,658,244
Unrealized depreciation	(88,373,830)	(2,069,657)
Net unrealized appreciation/ (depreciation)	$175,331,755	$5,588,587

Capital Loss Carryforwards
Expiration Date	Money Market	Balanced	Equity	Enhanced Equity
30-Sep-13	$6,183	-	-	-
30-Sep-14	211	-	-	-
30-Sep-15	2,100	-	-	-
30-Sep-17	-	-	$126,561,476	-
30-Sep-18	-	$30,180,557	-	$11,643,050
30-Sep-19	348	-	-	-

Capital losses may be utilized to offset future capital gains until expiration; however Equity Portfolio’s use of net capital loss carryforwards acquired from Calvert Large Cap Growth Fund may be limited under certain tax provisions.  Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$76,451
GEEMF Partners LP	-	125,543
TOTALS	$200,000	$201,994

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Digital Directions International, Inc.	$683,778	$531,583
Global Resource Options, Inc.	3,200,178	1,412,433
New Day Farms, Inc.	500,000	72,037
TOTALS	$4,383,956	$2,016,053

NOTE D - OTHER

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities.  The aggregate amount of the future capital commitments totals $60,000 and $6,262,009 for the Balanced and Equity Portfolios, respectively, at December 31, 2011.

NOTE E – REORGANIZATION

On May 2, 2011, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Large Cap Growth Fund (“Large Cap”) for shares of the acquiring portfolio, Calvert Social Investment Fund, Equity Portfolio (“Equity”) and the assumption of the liabilities of Large Cap.  Shareholders approved the Plan at a meeting on August 26, 2011 and the reorganization took place on September 16, 2011.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Large Cap, Class A	8,381,198	Equity, Class A	6,547,519	$234,905,369
Large Cap, Class B	522,123	Equity, Class B	428,050	$13,254,598
Large Cap, Class C	1,366,856	Equity, Class C	1,227,352	$35,121,331
Large Cap, Class I	8,503,334	Equity, Class I	6,582,940	$252,743,032
Large Cap, Class Y	246,689	Equity, Class Y	192,316	$6,970,268

For financial reporting purposes, assets received and shares issued by Equity were recorded at fair value; however, the cost basis of the investments received from Large Cap were carried forward to align ongoing reporting of Equity’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Value
Large Cap	$542,994,598	($11,945,691)	Equity	$1,710,197,022

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

MUTUAL FUNDS - 99.7%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	31,975	$556,050
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	199,316	2,278,186
Calvert Social Investment Fund:
Bond Portfolio, Class I (a)	2,448,444	38,660,930
Enhanced Equity Portfolio, Class I	275,552	4,585,183
Equity Portfolio, Class I*	93,016	3,333,702
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	55,030	1,660,258
International Equity Fund, Class I	343,688	4,474,819

Total Mutual Funds (Cost $53,719,389)		55,549,128

TOTAL INVESTMENTS (Cost $53,719,389) - 99.7%		55,549,128
Other assets and liabilities, net - 0.3%		152,304
NET ASSETS - 100%		$55,701,432

(a) The Fund’s investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 70% of the Fund’s total investments. The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital. For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

MUTUAL FUNDS - 100.0%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I	464,821	$2,407,771
Calvert Small Cap Fund, Class I	428,631	7,453,895
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	445,720	5,094,584
Calvert Social Investment Fund:
Bond Portfolio, Class I	2,742,054	43,297,040
Enhanced Equity Portfolio, Class I	1,078,421	17,944,929
Equity Portfolio, Class I*	658,495	23,600,448
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	163,952	4,946,418
Calvert International Opportunities Fund, Class I	235,433	2,457,925
International Equity Fund, Class I	1,344,143	17,500,745

Total Mutual Funds (Cost $124,164,952)		124,703,755

TOTAL INVESTMENTS (Cost $124,164,952) - 100.0%		124,703,755
Other assets and liabilities, net - 0.0%		30,198
NET ASSETS - 100%		$124,733,953

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

MUTUAL FUNDS - 100.0%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I	346,669	$1,795,747
Calvert Small Cap Fund, Class I	426,156	7,410,848
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	221,602	2,532,912
Calvert Social Investment Fund:
Bond Portfolio, Class I	362,045	5,716,694
Enhanced Equity Portfolio, Class I	670,244	11,152,858
Equity Portfolio, Class I*	430,721	15,437,043
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	112,044	3,380,372
Calvert International Opportunities Fund, Class I	175,508	1,832,309
International Equity Fund, Class I	954,587	12,428,718

Total Mutual Funds (Cost $65,621,556)		61,687,501

TOTAL INVESTMENTS (Cost $65,621,556) - 100.0%		61,687,501
Other assets and liabilities, net - 0.0%		(12,946)
NET ASSETS - 100%		$61,674,555

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Notes to Financial Statements

Note A — Significant Accounting Policies

General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the “Funds”), each a series of the Calvert Social Investment Fund, are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Effective January 31, 2008, Moderate and Aggressive began to offer Class I shares.  The last remaining shareholder in Aggressive Class I shares redeemed on February 24, 2011. Shares are still available for public sale and operations will resume upon shareholder investment. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Funds will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Funds and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At December 31, 2011, no securities were fair valued in good faith under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2011:

Conservative	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$55,549,128	-	-	$55,549,128
TOTAL	$55,549,128	-	-	$55,549,128

Moderate	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$124,703,755	-	-	$124,703,755
TOTAL	$124,703,755	-	-	$124,703,755

Aggressive	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$61,687,501	-	-	$61,687,501
TOTAL	$61,687,501	-	-	$61,687,501

Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Funds have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Funds' financial statements and related disclosures.

Note B – Tax Information

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2011 and net realized capital loss carryforwards as of September 30, 2011 with expiration dates:

	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$55,569,442	$133,589,644	$71,224,810
Unrealized appreciation	846,833	1,092,874	342,018
Unrealized depreciation	(867,147)	(9,978,763)	(9,879,327)
Net unrealized appreciation/ (depreciation)	($20,314)	($8,885,889)	($9,537,309)

Capital Loss Carryforwards

Expiration Date	Conservative	Moderate	Aggressive
30-Sep-17	($2,765)	($505,630)	($121,097)
30-Sep-18	—	(244,394)	(2,287)

Capital loss carryforwards may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.  This determination was based on the change to the registrant’s internal control over financial reporting described in Item 2(b) below made in response to a material weakness comment from registrant’s independent public accounting firm in December 2011.

(b)        There was a change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.  This change provides for (1) the remodeling and testing of the models used for all fixed income securities that are being priced under fair value procedures by the Advisor; (2) conducting of back-testing that reasonably supports the assumptions used in fair valuing the securities; (3) modifying the internal compliance monitoring system to report the asset weighting of each fixed income security, providing the percentage of any security owned in an individual Fund and across the Fund complex; (4) implementing a manual control to monitor for and report to the internal pricing committee on any security where the primary and/or secondary pricing vendor has been overridden for more than a certain number of days, as specified in the Fund's procedures; and (5) enhanced escalation procedures to address any fair valuation concerns.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Senior Vice President – Principal Executive Officer

Date:    February 28, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby

D. Wayne Silby

President – Principal Executive Officer

Date:    February 28, 2012

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Senior Vice President – Principal Executive Officer

Date:    February 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2012